SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Percentage of liability for severance obligations deposited with pension fund	72.00%
Share-based compensation	$ 203	$ 121	$ 141
Increase decrease in unbilled accounts receivables	$ 378	$ 206